Gross Asset Value and Accumulated Amortization for Machinery and Equipment Recorded under Capital Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Machinery and equipment under capital leases	$ 23,919	$ 23,117
Less accumulated amortization	(11,243)	(8,077)
Total	$ 12,676	$ 15,040